RISK MANAGEMENT - Risk Management - Regulatory (Details) - Measure Trading Risk Method - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Banco de Bogota S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 1,268,177	$ 1,280,084
Basis points of regulatory capital (as a percent)	1.14%	1.41%
Banco de Occidente S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 223,942	$ 165,928
Basis points of regulatory capital (as a percent)	0.65%	0.52%
Banco Popular S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 101,773	$ 128,317
Basis points of regulatory capital (as a percent)	0.52%	0.72%
Banco Commercial Av Villas S A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 110,085	$ 58,032
Basis points of regulatory capital (as a percent)	0.01%	0.59%
Corporacion Financiera Colombiana S.A.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value	$ 178,478	$ 173,456
Basis points of regulatory capital (as a percent)	0.05%	0.07%